NATIONWIDE VARIABLE INSURANCE TRUST

NVIT CardinalSM Aggressive Fund	NVIT Investor Destinations Aggressive Fund
NVIT CardinalSM Moderately Aggressive Fund	NVIT Investor Destinations Moderately Aggressive Fund
NVIT CardinalSM Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT CardinalSM Moderate Fund	NVIT Investor Destinations Moderate Fund
NVIT CardinalSM Balanced Fund	NVIT Investor Destinations Balanced Fund
NVIT CardinalSM Moderately Conservative Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT CardinalSM Conservative Fund	NVIT Investor Destinations Conservative Fund

Supplement dated April 3, 2020
to the Statement of Additional Information (“SAI”) dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the following information is added on page 34 of the SAI under the “Additional Information on Portfolio Instruments, Strategies and Investment Policies” section:

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.  Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.  These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives.  Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE